Fair Value Measurements - Valuation of Embedded Derivative Liability (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair Value Measurements
PIPE subscription derivative liability	$ 137,942,000	$ 137,942,000
Change in fair value of the embedded derivative liability	$ (37,942,000)	$ (37,942,000)
HZO, Inc. and Subsidiaries
Fair Value Measurements
Embedded derivative, measurement input	14	14	0.075
Embedded Derivative Liability, Measurement Input [Extensible Enumeration]	Discount rate	Discount rate	Discount rate
PIPE subscription derivative liability	$ 50,881,000	$ 50,881,000	$ 3,396,000	$ 1,052,000
Change in fair value of the embedded derivative liability		$ 42,926,000	$ 135,000	$ 2,000